Prepayments and other current assets, net - Summary of prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other current assets, net
Prepayments to suppliers	¥ 98,018	$ 14,017	¥ 144,083
Interest income receivable	630	90	381
Prepayment for advertising expenses	1,792	256	1,395
Loan receivables	94	13	19,498
Value-added tax receivables	39,389	5,633	38,869
Intercompany receivables	1,293	185	752
Refunds due from vendors	0		6,244
Others	15,444	2,208	17,535
Total	157,558	22,530	235,443
Employees
Prepayments and other current assets, net
Intercompany receivables	¥ 2,191	$ 313	¥ 7,438